NOTE RECEIVABLE (Details Narrative)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 INR (₨)	Apr. 01, 2020 USD ($)	Apr. 01, 2020 INR (₨)
Notes receivable related party		$ 227,877	₨ 16,647,264	$ 170,000	₨ 15,037,263
Notes receivable interest rate percentage				13.00%	13.00%
MIMO Technologies PVT Ltd [Member]
Notes receivable related party	$ 258,736